Subsequent Events - Additional Information (Details)								12 Months Ended
	Apr. 11, 2025 BRL (R$) Number shares	Apr. 09, 2025 BRL (R$) Number shares	Mar. 31, 2025 BRL (R$)	Mar. 18, 2025 BRL (R$) shares	Feb. 26, 2025 BRL (R$) kV	Feb. 21, 2025 BRL (R$) shares	Dec. 27, 2024 BRL (R$) shares	Dec. 31, 2024 BRL (R$) R$ / shares shares	Dec. 31, 2023 BRL (R$) shares	Mar. 20, 2025 BRL (R$)	Jan. 24, 2025	Sep. 27, 2024 BRL (R$)	Apr. 29, 2024 shares	Mar. 27, 2024	Feb. 29, 2024 BRL (R$)	Dec. 31, 2022 BRL (R$)
Disclosure of non-adjusting events after reporting period [line items]
Current subsidy receivable								R$ 208,000,000	R$ 196,000,000						R$ 101,000,000
Share capital								14,309,000,000	11,007,000,000
Profit reserve exceed share capital									986,000,000
Future earnings reserve share capital									11,993,000,000
Capital reserves								393,000,000	R$ 2,250,000,000							R$ 2,250,000,000
Retained earnings reserve								R$ 1,445,000,000
Issuance of shares | shares								2,861,781,895	2,201,370,688				660,411,207
Par value | R$ / shares								R$ 5
Interest on equity								R$ 1,849,000,000	R$ 2,592,000,000							R$ 1,983,000,000
Debentures shares | shares							200,000
Debenture							R$ 200,000,000
Permitted Annual Revenue								R$ 17,000,000
Principal amount							R$ 200,000,000					R$ 2,436,000,000
Urban Market [Member] | Minimum [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of average adjustments of consumer rates											5.34%
Urban Market [Member] | Maximum [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of average adjustments of consumer rates											6.17%
Ordinary shares [member]
Disclosure of non-adjusting events after reporting period [line items]
Issuance of shares | shares								220,754,287
Par value | R$ / shares								R$ 5
Preference shares [member]
Disclosure of non-adjusting events after reporting period [line items]
Issuance of shares | shares								1,905,179,984	1,465,523,064				439,656,920
Events After Reporting Period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Actuarial assumption of discount rates			12.32%
Events After Reporting Period [Member] | Unsecured Debentures Tenth Issue Member
Disclosure of non-adjusting events after reporting period [line items]
Debentures shares | shares				625,000
Debenture				R$ 625,000,000
Events After Reporting Period [Member] | Health plan [member]
Disclosure of non-adjusting events after reporting period [line items]
Past service cost			R$ 27,000,000
Actuarial gain			59,000,000
Events After Reporting Period [Member] | Dental plan [member]
Disclosure of non-adjusting events after reporting period [line items]
Past service cost			1,000,000
Actuarial gain			R$ 1,000,000
Major business combination [member]
Disclosure of non-adjusting events after reporting period [line items]
Transmission facility capacity | kV					230
Declaration Of Interest On Equity Member
Disclosure of non-adjusting events after reporting period [line items]
Interest on equity										R$ 541,006
Cemiggt [Member] | Events After Reporting Period [Member] | Unsecured Debentures Tenth Issue Member
Disclosure of non-adjusting events after reporting period [line items]
Debentures shares | shares				625,000		500,000
Principal amount				R$ 625,000,000		R$ 500,000,000
Cemiggt [Member] | Major business combination [member]
Disclosure of non-adjusting events after reporting period [line items]
Aggregate value of acquisition					R$ 30,000,000
Permitted Annual Revenue					R$ 5,700,000
Alianca Energia SA [Member]
Disclosure of non-adjusting events after reporting period [line items]
Equity interest														45.00%
Cemig D [Member] | Events After Reporting Period [Member] | Unsecured Debentures Twelth Issue Series 2 Member
Disclosure of non-adjusting events after reporting period [line items]
Principal amount				R$ 2,500,000,000		R$ 2,000,000,000
Cemig D [Member] | Events After Reporting Period [Member] | Unsecured Debentures 13th Issue [Member]
Disclosure of non-adjusting events after reporting period [line items]
Debentures issued | shares		1,895,000
Cemig D [Member] | Major business combination [member] | Unsecured Debentures 13th Issue [Member]
Disclosure of non-adjusting events after reporting period [line items]
Debentures issued | shares	1,895,000
Principal amount	R$ 1,895,000,000	R$ 2,000,000,000
Nominal amount per unit of debt instrument		R$ 1,000
Number of series of debt instrument issued | Number	2	2